Reverse Recapitalization - Schedule of Number of the Company’s Ordinary Shares Issued and Outstanding (Details) - Ordinary Share [Member] - shares	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025
Schedule of Number of the Company’s Ordinary Shares Issued and Outstanding [Line Items]
Energem’s ordinary shares outstanding prior to Reverse Recapitalization	4,430,622
Less: redemption of Energem’s ordinary shares	(704,316)
Ordinary shares issued to underwriter	202,500	3,375
Ordinary shares issued to financial advisor	2,760,000	46,000
Total ordinary shares issued upon completion of reverse recapitalization	6,688,806
Conversion of Graphjet’s ordinary shares	137,750,000
Total ordinary shares issued and outstanding upon completion of reverse recapitalization	144,438,806